Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 0
Operating expenses
Research and development, including patent cost of $42,259 for the year ended December 31, 2017	(31,342)	(51,618)	(88,928)
Selling, general and administrative	(8,965)	(5,927)	(9,053)
Loss from operations	(40,307)	(57,545)	(97,981)
Foreign exchange gain (loss), net	(4)	(455)	555
Interest income	184	211	120
Interest expenses	(206)
Other income		315	918
Loss before income tax	(40,333)	(57,474)	(96,388)
Income tax benefit	0
Net loss	(40,333)	(57,474)	(96,388)
Less: Net loss attributable to noncontrolling interests	(2,248)	(2,605)	(4,625)
Net loss attributable to BeyondSpring Inc.	$ (38,085)	$ (54,869)	$ (91,763)
Net loss per share
Basic and diluted (in dollars per share)	$ (1.55)	$ (2.42)	$ (4.40)
Weighted average shares outstanding
Basic and diluted (in shares)	24,645,714	22,665,265	20,866,084
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment (loss) gain	$ 96	$ 251	$ (1)
Comprehensive loss	(40,237)	(57,223)	(96,389)
Less: Comprehensive loss attributable to noncontrolling interests	(2,250)	(2,578)	(4,535)
Comprehensive loss attributable to BeyondSpring Inc.	$ (37,987)	$ (54,645)	$ (91,854)